UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY 10017

13 File Number: 02805547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  October 17, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    109145



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100    21780  1500000 SH       SOLE     01         1500000        0        0
D AXT INC  COM STK               COMMON STOCK     00246W103    14237  2300000 SH       SOLE     01         2300000        0        0
D CERAGON NETWORKS LTD  COM STK  COMMON STOCK     M22013102     7885   415000 SH       SOLE     01          415000        0        0
D DIVX INC                       COMMON STOCK     255413106     7435   500000 SH       SOLE     01          500000        0        0
D FIBER TOWER                    COMMON STOCK     31567R100    15360  4000000 SH       SOLE     01         4000000        0        0
D FINISAR CORP  COM STK          COMMON STOCK     31787A101     1400   500000 SH       SOLE     01          500000        0        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105     1637   100000 SH       SOLE     01          100000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     6031   900100 SH       SOLE     01          900100        0        0
D MICRON TECHNOLOGY IN C COM STK OPTIONS - CALLS  99AD0DPD0     5550   500000 SH  CALL SOLE     01          500000        0        0
D RADVISION LTD  COM STK         COMMON STOCK     M81869105     8780   500000 SH       SOLE     01          500000        0        0
D TIVO INC  COM STK              COMMON STOCK     888706108    19050  3000000 SH       SOLE     01         3000000        0        0
S REPORT SUMMARY                 11 DATA RECORDS              109145        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED